SEGMENTED REPORTING - Disclosure of detailed information about entity reportable segments (Details) - USD ($)	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of operating segments [line items]
Property, plant and equipment	$ 1,221,912	$ 1,109,920	$ 1,269,434
Exploration and evaluation	11,562,701	40,648,721
Classification of assets as held for sale [Member]
Disclosure of operating segments [line items]
Exploration and evaluation	10,000,000
Congo [Member]
Disclosure of operating segments [line items]
Property, plant and equipment	1,042,395	1,107,568
Exploration and evaluation	11,562,701	40,648,721
Congo [Member] | Classification of assets as held for sale [Member]
Disclosure of operating segments [line items]
Exploration and evaluation	10,000,000
Canada [Member]
Disclosure of operating segments [line items]
Property, plant and equipment	179,517	2,352
Exploration and evaluation	0	$ 0
Canada [Member] | Classification of assets as held for sale [Member]
Disclosure of operating segments [line items]
Exploration and evaluation	$ 0